Financial Instruments Per Category - Summary of Financial Instruments Per Category (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets in the consolidated statement of financial position
Other non-current receivables	$ 44,331	$ 44,378
Trade receivables	103,366	112,951
Other current receivables	15,738	33,820
Cash and cash equivalents	98,923	249,299	$ 82,644	$ 295,572
Total Assets, Fair value through profit or loss	125	1,884
Total Assets, At amortized cost	254,792	428,365
Liabilities in the consolidated statement of financial position
Convertible Notes	324,395	323,528
Liabilities to credit institutions	116,216	114,249
Trade payables	60,152	64,368
Derivatives (part of Other current liabilities)	2
Accrued expenses	103,719	121,338
Total Liabilities, Fair value through profit or loss	324,397	323,528
Total Liabilities, At amortized cost	261,560	275,365
Fair Value through Profit or Loss
Liabilities in the consolidated statement of financial position
Convertible Notes	324,395	323,528
Derivatives (part of Other current liabilities)	2
At Amortized Cost
Liabilities in the consolidated statement of financial position
Liabilities to credit institutions	121,973	120,305
Trade payables	60,152	64,368
Accrued expenses	79,435	90,692
Fair Value through Profit or Loss
Assets in the consolidated statement of financial position
Derivatives (part of Other non-current receivables')	125	1,027
Derivatives (part of Other current receivables)		857
At Amortized Cost
Assets in the consolidated statement of financial position
Other non-current receivables	44,206	43,351
Trade receivables	103,366	112,951
Other current receivables	8,297	22,764
Cash and cash equivalents	$ 98,923	$ 249,299